PowerShares by Invesco

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

February 22, 2017

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

PowerShares Actively Managed Exchange-Traded Fund Trust

1933 Act Registration No. 333-147622

1940 Act Registration No. 811-22148

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497 (c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 294 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 294 was filed electronically with the Securities and Exchange Commission on February 15, 2017.

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (404) 439-3214.

Sincerely,

/s/ Amanda M. Roberts

Amanda M. Roberts
Senior Counsel

800 983 0903     powershares.com     @PowerShares